Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in U.S dollars in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all of the information and footnotes necessary for a comprehensive presentation of the financial position, results of operations or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s form 10-K, as filed with the SEC on March 14, 2018. Operating results for the nine months ended September 30, 2018 are not necessarily indicative of the results that may be expected for the year ending December 31, 2018 or any other future period.

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S dollars in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and the accounts of the Company’s wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Merger Sub and NewCo are both 100% owned by the Company and are included as part of the unaudited consolidated financial statements.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and the accounts of the Company’s wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Merger Sub and NewCo are both 100% owned by the Company and are included as part of the audited consolidated financial statements.

Emerging Growth Company

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non‑emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with US GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with US GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents are carried at cost, which approximates fair value.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Financial Instruments

Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, approximates the carrying amounts represented in the balance sheet.

Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, Fair Value Measurements and Disclosures, approximates the carrying amounts represented in the balance sheet.

Fair Value Measurement

Fair Value Measurement

ASC 820 establishes a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements).

Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets will typically have a higher degree of input observability and a lesser degree of judgment applied in determining fair value.

The three levels of the fair value hierarchy under ASC 820 are as follows:

Level I – Quoted prices (unadjusted) in active markets for identical investments at the measurement date are used.

Level II – Pricing inputs are other than quoted prices included within Level I that are observable for the investment, either directly or indirectly. Level II pricing inputs include quoted prices for similar investments in active markets, quoted prices for identical or similar investments in markets that are not active, inputs other than quoted prices that are observable for the investment, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level III – Pricing inputs are unobservable and include situations where there is little, if any, market activity for the investment. The inputs used in determination of fair value require significant judgment and estimation.

In some cases, the inputs used to measure fair value might fall within different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the investment is categorized in its entirety is determined based on the lowest level input that is significant to the investment. Assessing the significance of a particular input to the valuation of an investment in its entirety requires judgment and considers factors specific to the investment. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the perceived risk of that investment.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2018 and December 31, 2017.

Description	September 30, 2018	Level 1	Level 2	Level 3
Investments and cash held in Trust Account	$316,284,206	$316,284,206	$—	$—
Total	$316,284,206	$316,284,206	$—	$—

Description	December 31, 2017	Level 1	Level 2	Level 3
Investments and cash held in Trust Account	$312,497,921	$312,497,921	$—	$—
Total	$312,497,921	$312,497,921	$—	$—

Fair Value Measurement

ASC 820 establishes a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements).

Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets will typically have a higher degree of input observability and a lesser degree of judgment applied in determining fair value.

The three levels of the fair value hierarchy under ASC 820 are as follows:

Level I – Quoted prices (unadjusted) in active markets for identical investments at the measurement date are used.

Level II – Pricing inputs are other than quoted prices included within Level I that are observable for the investment, either directly or indirectly. Level II pricing inputs include quoted prices for similar investments in active markets, quoted prices for identical or similar investments in markets that are not active, inputs other than quoted prices that are observable for the investment, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level III – Pricing inputs are unobservable and include situations where there is little, if any, market activity for the investment. The inputs used in determination of fair value require significant judgment and estimation.

In some cases, the inputs used to measure fair value might fall within different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the investment is categorized in its entirety is determined based on the lowest level input that is significant to the investment. Assessing the significance of a particular input to the valuation of an investment in its entirety requires judgment and considers factors specific to the investment. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the perceived risk of that investment.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2017.

Description	December 31, 2017	Level 1	Level 2	Level 3
Investments and cash held in Trust Account	$312,497,921	$312,497,921	$—	$—
Total	$312,497,921	$312,497,921	$—	$—

Net Income (Loss) Per Share

Net Income (Loss) Per Share

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share.” Net income/(loss) per Ordinary Share is computed by dividing net income/(loss) attributable to Ordinary Shares by the weighted average number of Ordinary Shares outstanding for the period. Ordinary Shares subject to possible redemption at September 30, 2018 and 2017, which are not currently redeemable and are not redeemable at fair value, have been excluded from the calculation of basic income (loss) per share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. Also excluded, to the extent dilutive, is the incremental number of Class A Shares to settle the Private Placement Warrants and the Warrants included in the Units. At September 30, 2018 and 2017, the Company had outstanding warrants for the purchase of up to 23,700,000 Class A Shares. For the period ended September 30, 2018 and 2017, the weighted average of these shares was excluded from the calculation of diluted net income/(loss) per Ordinary Share since the exercise of the warrants is contingent on the occurrence of future events. As a result, diluted net income/(loss) per Ordinary Share is equal to basic net income/(loss) per Ordinary Share.

Reconciliation Of Net Income (Loss) Per Share

The Company’s net loss is adjusted for the portion of income that is attributable to Ordinary Shares subject to redemption, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, basic and diluted loss per Ordinary Share is calculated as follows:

	Three Months	Three Months	Nine Months	Nine Months
	Ended	Ended	Ended	Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017

Net income/(loss)	$4,936,409	$(2,117,003)	$5,157,743	$(1,595,806)
Less: Income attributable to ordinary shares subject to redemption	(1,379,784)	(693,179)	(3,569,454)	(1,598,724)
Adjusted net income/(loss)	$3,556,625	$(2,810,182)	$1,588,289	$(3,194,530)

Weighted average shares outstanding, basic and diluted	9,850,644	9,281,595	9,776,196	9,260,366

Basic and diluted net income/(loss) per ordinary share	$0.36	$(0.30)	$0.16	$(0.34)

Net Income (Loss) Per Share

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share.” Net income/(loss) per ordinary share is computed by dividing net income/(loss) attributable to ordinary shares by the weighted average number of ordinary shares outstanding for the period. Ordinary shares subject to possible redemption at December 31, 2017, which are not currently redeemable and are not redeemable at fair value, have been excluded from the calculation of basic income per share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. Also excluded, to the extent dilutive, is the incremental number of Class A Shares to settle the Private Placement Warrants and the Warrants included in the Units. At December 31, 2017, the Company had outstanding Warrants for the purchase of up to 23,700,000 Class A Shares.  For the year ended December 31, 2017, the weighted average of these shares was excluded from the calculation of diluted net income/(loss) per ordinary share since the exercise of the Warrants is contingent on the occurance of future events. As a result, diluted net income/(loss) per ordinary share is equal to basic net income/(loss) per ordinary share.

Reconciliation Of Net Income (Loss) Per Share

The Company’s net loss is adjusted for the portion of income that is attributable to ordinary shares subject to redemption, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, basic and diluted loss per ordinary share is calculated as follows:

	Twelve Months	Twelve Months	December 4, 2015
	Ended	Ended	(Inception) Through
	December 31, 2017	December 31, 2016	December 31, 2015

Net loss	$(2,093,913)	$(208,698)	$(25,162)
Less: Income attributable to ordinary shares subject to redemption	(2,342,175)	—	—
Adjusted net loss	$(4,436,088)	$(208,698)	$(25,162)

Weighted average shares outstanding, basic and diluted	9,334,687	7,919,906	7,500,000

Basic and diluted net loss per ordinary share	$(0.48)	$(0.03)	$(0.00)

Income Taxes

Income Taxes

The Company accounts for income taxes under FASB ASC 740, Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more‑likely‑than‑not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits as of September 30, 2018. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands.

Income Taxes

The Company accounts for income taxes under FASB ASC 740, Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more‑likely‑than‑not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits as of December 31, 2017.  The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands.

Recent Accounting Standards

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying consolidated financial statements.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying consolidated financial statements.

Subsequent Events

Subsequent Events

Management has performed an evaluation of subsequent events from September 30, 2018 through the date which these condensed consolidated financial statements were issued.

At the EGM, Proposal 1 to authorize an amendment to the Company’s Articles to extend the date by which the Company had to consummate a business combination from October 14, 2018 to February 15, 2019, was not approved.  As a result of application of an incorrect voting standard, the 30,798,019 shares that had been submitted for redemption by Public Shareholders were redeemed for their pro rata share of the Trust Account at that time at a redemption price of approximately $10.20 per share for an aggregate redemption amount of approximately $314,258,592.  Subsequently, on October 30, 2018, after discovery of the error in the prescribed application of the voting standard, the Company instructed the Trustee to liquidate the Trust Account to redeem all remaining outstanding Class A Shares sold in the Public Offering as required by the Company’s Articles. The Class A Shares ceased trading on the NASDAQ Capital Market as of the close of business on October 30, 2018, in order to allow time for the settlement of trades in advance of the redemption of the remaining Class A Shares and as a result of a trading suspension by NASDAQ.  As of the close of business on October 31, 2018, the Company’s remaining 201,981 Class A Shares were deemed cancelled and became the right to receive approximately $10.30 per share, for an aggregate redemption amount of approximately $2,081,751. In order to provide for the disbursement of funds from the Company’s Trust Account, the Company instructed the Trustee to immediately liquidate the Trust Account on October 30, 2018. The proceeds of the Trust Account were held in a noninterest-bearing account while awaiting disbursement to the holders of the Class A Shares. Holders of Class A Shares are having their shares redeemed for their pro rata portion of the proceeds of the Trust Account by the Company’s Transfer Agent.  There is no redemption right or liquidating distribution with respect to the Warrants, which remain outstanding.

On October 9, 2018, the Company borrowed $150,000 from the Sponsor pursuant to the Promissory Note.

On November 2, 2018, the Company received a written notice (the “Notice”) from the Listing Qualifications Department of NASDAQ indicating that the Staff has determined to delist the Company’s Class A Shares from the NASDAQ Capital Market pursuant to its discretionary authority under Listing Rules 5101 and IM-5101-1.2 and has determined to delist the Company’s Warrants and Units from the NASDAQ Capital Market for failing to comply with Listing Rules 5560(a) and 5225(b)(1)(A), respectively, as a result of the Company’s Class A Shares no longer meeting the minimum 300 public holder requirement and the minimum 500,000 publicly held shares requirement, as well as the  minimum $2.5 million stockholders equity requirement for continued listing on the NASDAQ Capital Market, in each case pursuant to Rule 5550. Accordingly, the Staff notified the Company that unless the Company requests an appeal of this determination, such securities will be delisted at the opening of business on November 13, 2018 and a Form 25-NSE will be filed with the SEC, which will remove the Company’s securities from listing and registration on NASDAQ.

On November 9, 2018, the Company appealed NASDAQ’s decision to a hearings panel pursuant to the procedures set forth in the NASDAQ rules. The suspension of the Company’s securities and the filing of the Form 25-NSE will be stayed pending the hearing panel’s decision. The Company can provide no assurance that, following the hearing, the hearings panel will grant the Company’s request for continued listing or that the Company can maintain compliance with the other NASDAQ Listing Rules. See Part II, Item 1A. “Risk Factors”— We have received a delisting notice from NASDAQ and our securities may be delisted from trading on its exchange, which may limit investors’ ability to make transactions in our securities and reduce the liquidity of our securities and inhibit our ability to relist securities on NASDAQ following the Business Combination, as the other factors described in Part I, Item 1A. “Risk Factors” in our Annual Report on Form 10-K for the year ended December 31, 2017.

Subsequent Events

Management has performed an evaluation of subsequent events from December 31, 2017 through the date which these consolidated financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 4, 2018, we received a letter from the staff of the Listing Qualifications Department of NASDAQ notifying us that we no longer comply with NASDAQ Listing Rules 5620(a) and 5810(c)(2)(G) because we did not hold an annual meeting of shareholders within twelve months of the end of our fiscal year ended December 31, 2016. We will hold an annual general meeting to conduct the election of directors.

On February 21, 2018, in response to the plan we submitted to the Listing Qualifications Department of NASDAQ in response to the Notification Letter on February 20, 2018, we received a letter from the staff of the Listing Qualifications Department of NASDAQ notifying us that we have been granted an extension until June 29, 2018 to regain compliance with the Rules by holding an annual meeting of shareholders.